Insurance and reinsurance (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023 (1)
Insurance revenue
Amounts recognized for contracts using the GMM and VFA:
Relating to changes in liabilities for remaining coverage:
Expected incurred claims and other insurance services expenses	$2,970	$2,688
Release of risk adjustment for non-financial risk and other	191	179
CSM recognized for services provided	255	303
Recovery of insurance acquisition cash flows	81	78
	3,497	3,248
Amounts recognized for contracts using the PAA	1,576	1,422
	5,073	4,670
Insurance service expense (2)
Incurred claims and other expenses	(3,901)	(3,522)
Losses on onerous contracts and reversals of such losses (future service)	(246)	(154)
Adjustments to liability for incurred claims (past service)	(2)	5
Amortization of insurance acquisition cash flows	(81)	(78)
	(4,230)	(3,749)
Net income (expense) from reinsurance contracts held	(66)	(218)
Insurance service result	$777	$703
Net investment income (3)	$3,259	$565
Insurance finance income (expense)
Interest accreted	(126)	(135)
Effect of changes in discount rates and other financial assumptions	(1,754)	259
Effect of changes in fulfilment cash flows at current rates when the corresponding effect through CSM is at locked-in rates	(412)	(258)
Changes in fair value of underlying items for contracts using the VFA	(746)	(107)
Other	(93)	(180)
	(3,131)	(421)
Reinsurance finance income (expense)	166	12
Insurance investment result	$294	$156
Insurance service and insurance investment results	$1,071	$859

(1)
The 2023 amounts may not be fully comparable to the current period as we were not managing our asset and liability portfolios under IFRS 17 and Net investment income was not restated for the reclassifications of certain eligible financial assets. Refer to Note 2 for further details.

(2)	Includes Insurance service expense of $948 million (October 31, 2023 – $840 million) relating to insurance contracts measured using the PAA.
(3)	Refer to Note 3 for amounts of interest, dividend and net gains (losses) from FVTPL financial instruments relating to the Insurance segment .

Summary of Insurance Contracts by Remaining Coverage and Incurred Claims
The following table shows the changes in net liabilities for insurance contracts for remaining coverage and incurred claims for short duration insurance contracts measured using the PAA and long duration insurance contracts measured using the GMM and VFA.

	As at or for the year ended
	October 31, 2024			October 31, 2023
(Millions of Canadian dollars)	Liabilities for remaining coverage (1)	Liabilities for incurred claims (2)	Total	Liabilities for remaining coverage (1)	Liabilities for incurred claims (2)	Total
Balance at beginning of period:
Insurance contract assets	$1,531	$(850)	$681	$1,191	$(704)	$487
Insurance contract liabilities	(17,858)	(1,168)	(19,026)	(17,227)	(999)	(18,226)
Net insurance contract liabilities	$(16,327)	$(2,018)	$(18,345)	$(16,036)	$(1,703)	$(17,739)
Insurance revenue	$5,073	$–	$5,073	$4,670	$–	$4,670
Insurance service expense	(358)	(3,872)	(4,230)	(250)	(3,499)	(3,749)
Insurance finance income (expense)	(2,974)	(157)	(3,131)	(388)	(33)	(421)
Investment components	705	(705)	–	660	(660)	–
Cash flows:
Premiums received	(5,940)	–	(5,940)	(5,739)	–	(5,739)
Claims and other insurance service expenses paid	–	4,388	4,388	–	4,196	4,196
Insurance acquisition cash flows and other	417	–	417	378	–	378
Total cash flows	$(5,523)	$4,388	$(1,135)	$(5,361)	$4,196	$(1,165)
Other movements	343	(218)	125	378	(319)	59
Balance at end of period:
Insurance contract assets	$1,805	$(1,217)	$588	$1,531	$(850)	$681
Insurance contract liabilities	(20,866)	(1,365)	(22,231)	(17,858)	(1,168)	(19,026)
Net insurance contract liabilities	$(19,061)	$(2,582)	$(21,643)	$(16,327)	$(2,018)	$(18,345)

(1)	The ending liabilities for remaining coverage include loss component amounts of $366 million (October 31, 2023 – $122 million).
(2)	The ending liabilities for incurred claims are primarily attributable to insurance contracts measured under the PAA.

Summary of Insurance Contracts by Measurement Components Using the GMM or VFA
The following table shows the changes in the measurement components of net liabilities for insurance contracts measured using the GMM and VFA by estimates of present value of future cash flows, risk adjustment for non-financial risk and CSM.

	As at or for the year ended
	October 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Estimates of present value of future cash flows	Risk adjustment for non- financial risk	CSM (1)	Total	Estimates of present value of future cash flows	Risk adjustment for non- financial risk	CSM (1)	Total
Balance at beginning of period:
Insurance contract assets	$1,591	$(544)	$(565)	$482	$1,370	$(508)	$(428)	$434
Insurance contract liabilities	(14,079)	(1,759)	(2,195)	(18,033)	(13,446)	(1,726)	(2,312)	(17,484)
Net insurance contract liabilities	$(12,488)	$(2,303)	$(2,760)	$(17,551)	$(12,076)	$(2,234)	$(2,740)	$(17,050)
Insurance service result	$33	$13	$176	$222	$92	$30	$217	$339
Insurance finance expense (income)	(2,504)	(324)	(128)	(2,956)	127	(55)	(312)	(240)
Cash flows:
Premiums received	(4,443)	–	–	(4,443)	(4,128)	–	–	(4,128)
Claims and other insurance service expenses paid	3,487	–	–	3,487	3,084	–	–	3,084
Insurance acquisition cash flows and other	373	–	–	373	367	–	–	367
Total cash flows	$(583)	$–	$–	$(583)	$(677)	$–	$–	$(677)
Other movements	91	60	(79)	72	46	(44)	75	77
Balance at end of period:
Insurance contract assets	$1,824	$(568)	$(719)	$537	$1,591	$(544)	$(565)	$482
Insurance contract liabilities (2), (3)	(17,275)	(1,986)	(2,072)	(21,333)	(14,079)	(1,759)	(2,195)	(18,033)
Net insurance contract liabilities	$(15,451)	$(2,554)	$(2,791)	$(20,796)	$(12,488)	$(2,303)	$(2,760)	$(17,551)

(1)	The ending balance for CSM includes $2.6 billion (October 31, 2023 – $2.7 billion) relating to groups of insurance contracts initially recognized at transition date using the fair value approach. For the year ended October 31, 2024, CSM from contracts initially recognized was $89 million (October 31, 2023 – $109 million).
(2)	Includes segregated fund insurance contract liabilities of $3,375 million (October 31, 2023 – $2,632 million) measured using the VFA. The fair value of the underlying items for segregated fund insurance contracts amount to $3,378 million (October 31, 2023 – $2,708 million), which are substantially investments in mutual funds.
(3)	Certain comparative amounts have been revised from those previously presented.

Summary of Expected Recognition of Contractual Service Margin
The following table presents the expected timing of CSM amortization into Non-interest income – Insurance service result applicable for insurance contracts issued and reinsurance contracts held measured using the GMM and VFA.

	As at
	October 31, 2024					October 31, 2023

(Millions of Canadian dollars)	Within 1 year	1 to 5 year s	5 to 10 years	Thereafter	Total	Within 1 year	1 to 5 year s	5 to 10 years	Thereafter	Total
Insurance contracts issued	$(243)	$(894)	$(705)	$(949)	$(2,791)	$(245)	$(1,011)	$(655)	$(849)	$(2,760)
Reinsurance contracts held	66	208	163	217	654	89	192	232	291	804
Total	$(177)	$(686)	$(542)	$(732)	$(2,137)	$(156)	$(819)	$(423)	$(558)	$(1,956)

Summary of Yield Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
The following table provides the current discount yields relating to the Canadian dollar that are primarily used to present value cash flows that do not vary based on returns on underlying items for insurance and reinsurance contracts.

	5 year	10 year	20 year	30 year	Ultimate
October 31, 2024	4.2%	5.6%	6.0%	4.2%	4.1%
October 31, 2023	5.6%	6.4%	6.1%	4.8%	4.1%

Sensitivity analysis of insurance policyholder liabilities to reasonably possible changes in actuarial assumptions	The analyses are performed where a single assumption is changed while holding other assumptions constant, which is unlikely to occur in practice. Combining the effects presented in the table may not reflect the total actual effects of changing multiple assumptions at the same time. Actual results can differ materially from these estimates.

	As at and for the year ended
	October 31, 2024		October 31, 2023
(Millions of Canadian dollars)	Increase (decrease) to net income and total equity	Increase (decrease) to CSM	Increase (decrease) to net income and total equity	Increase (decrease) to CSM
Market variables:
1% increase in market interest rates (1)	$3	$–	$(85)	$–
1% decrease in market interest rates (1)	(2)	–	104	–
10% increase in equity market values (2)	–	16	–	14
10% decrease in equity market values (2)	–	(18)	–	(19)
Non-financial variables:
2% adverse change in life mortality rates	(45)	(17)	(40)	(18)
2% adverse change in annuitant mortality rates	(1)	(151)	(4)	(135)
5% adverse change in morbidity rates	(57)	(179)	(41)	(186)
10% adverse change in lapse rates	(16)	(334)	(7)	(334)
5% increase in expenses	(5)	(52)	(3)	(49)

(1)
Interest rate sensitivities assume a parallel shift of 100 basis points across the entire yield curves as at the reporting date with no change to the ultimate risk-free rate. The impacts are net of the changes in fair value of financial assets held in respect of insurance activities. The 2023 amounts are not comparable to the current period as we were not managing our asset and liability portfolios under IFRS 17 and the 2023 amounts were not adjusted to reflect the reclassifications of certain financial assets that came into effect as of November 1, 2023. See Note 2 for further details.

(2)
Equity market value sensitivities assume a 10% change across all equity markets as at the reporting date reflecting the changes in fair value of the underlying financial assets on the insurance contracts measured using the VFA.